UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2011

Sector	% of Portfolio Investments
Communications	7.62%
Consumer Products & Services	22.83%
Financial Services	15.02%
Health Care Related	11.39%
Industrial Products & Services	6.41%
Natural Resources	13.77%
Short Term Investments	1.14%
Technology	15.57%
Transportation	2.85%
Utilities	3.40%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/11)	(06/30/11)	(01/01/11 - 06/30/11)

Actual	$1,000.00	$1,059.50	$3.09

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.79	$3.04

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim Stock Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.60%
750	Alliant Techsystems Inc	53,497
2,358	BE Aerospace Inc *	96,230
16,489	Boeing Co	1,219,032
8,357	General Dynamics Corp	622,764
2,765	Goodrich Corp	264,057
17,576	Honeywell International Inc	1,047,354
1,122	Huntington Ingalls Industries Inc *	38,709
4,092	ITT Corp	241,142
2,360	L-3 Communications Holdings Inc	206,382
6,428	Lockheed Martin Corp	520,475
6,521	Northrop Grumman Corp	452,231
3,177	Precision Castparts Corp	523,093
7,955	Raytheon Co	396,557
3,452	Rockwell Collins Inc	212,954
425	Triumph Group Inc	42,321
20,474	United Technologies Corp	1,812,154
		$7,748,952

Agriculture --- 0.18%
15,088	Archer-Daniels-Midland Co	454,903
1,720	Corn Products International Inc	95,082
		$549,985

Air Freight --- 0.95%
3,708	CH Robinson Worldwide Inc	292,339
4,667	Expeditors International of Washington Inc	238,904
7,065	FedEx Corp	670,115
21,952	United Parcel Service Inc Class B	1,600,959
2,327	UTI Worldwide Inc	45,819
		$2,848,136

Airlines --- 0.10%
844	Alaska Air Group Inc *	57,780
4,495	JetBlue Airways Corp * †	27,420
17,962	Southwest Airlines Co	205,126
		$290,326

Auto Parts & Equipment --- 0.34%
2,523	BorgWarner Inc *	203,833
3,188	Gentex Corp	96,374
5,713	Goodyear Tire & Rubber Co *	95,807
15,185	Johnson Controls Inc	632,607
		$1,028,621

Automobiles --- 0.47%
84,820	Ford Motor Co *	1,169,668

5,237	Harley-Davidson Inc	214,560
995	Thor Industries Inc	28,695
		$1,412,923

Banks --- 2.72%
3,642	Associated Banc-Corp	50,624
1,535	Bancorpsouth Inc	19,049
1,030	Bank of Hawaii Corp	47,916
15,367	BB&T Corp	412,450
1,805	Cathay General Bancorp	29,584
1,075	City National Corp	58,319
3,914	Comerica Inc	135,307
1,821	Commerce Bancshares Inc	78,303
1,416	Cullen/Frost Bankers Inc	80,500
3,140	East West Bancorp Inc	63,459
20,472	Fifth Third Bancorp	261,018
5,533	First Horizon National Corp	52,785
2,314	FirstMerit Corp	38,204
4,133	Fulton Financial Corp	44,264
1,879	Hancock Holding Co	58,211
18,778	Huntington Bancshares Inc	123,184
1,423	International Bancshares Corp	23,807
20,416	KeyCorp	170,065
2,740	M&T Bank Corp	240,983
12,385	Marshall & Ilsley Corp	98,708
11,660	PNC Financial Services Group Inc	695,053
1,016	Prosperity Bancshares Inc	44,521
28,400	Regions Financial Corp	176,080
11,971	SunTrust Banks Inc	308,852
925	SVB Financial Group *	55,232
18,817	Synovus Financial Corp	39,139
3,161	TCF Financial Corp †	43,622
1,368	Trustmark Corp	32,025
42,703	US Bancorp	1,089,354
3,796	Valley National Bancorp †	51,664
1,792	Webster Financial Corp	37,668
118,125	Wells Fargo & Co ~	3,314,587
666	Westamerica Bancorp	32,800
3,932	Zions Bancorp	94,407
		$8,101,744

Biotechnology --- 1.70%
20,726	Amgen Inc *	1,209,362
5,398	Biogen Idec Inc *	577,154
464	Bio-Rad Laboratories Inc Class A *	55,383
10,425	Celgene Corp *	628,836
1,651	Cephalon Inc *	131,915
1,077	Charles River Laboratories International Inc *	43,780
1,338	Covance Inc *	79,437
17,647	Gilead Sciences Inc *	730,762
4,008	Life Technologies Corp *	208,697
744	Mettler-Toledo International Inc *	125,491
2,679	PerkinElmer Inc	72,092
2,723	Pharmaceutical Product Development Inc	73,085
833	Techne Corp	69,447
8,573	Thermo Fisher Scientific Inc *	552,015
1,198	United Therapeutics Corp *	66,010
4,644	Vertex Pharmaceuticals Inc *	241,442
2,031	Waters Corp *	194,448

		$5,059,356

Broadcast/Media --- 2.88%
5,238	Cablevision Systems Corp NY Group	189,668
14,871	CBS Corp Class B	423,675
61,740	Comcast Corp Class A	1,564,492
17,177	DIRECTV Class A *	872,935
6,373	Discovery Communications Inc Class A *	261,038
1,653	DreamWorks Animation SKG Inc Class A *	33,225
10,805	Interpublic Group of Cos Inc	135,063
1,319	Lamar Advertising Co Class A *	36,101
50,706	News Corp Class A	897,496
6,265	Omnicom Group Inc	301,722
2,022	Scripps Networks Interactive Inc	98,835
7,525	Time Warner Cable Inc	587,251
23,942	Time Warner Inc	870,771
13,089	Viacom Inc Class B	667,539
42,237	Walt Disney Co	1,648,932
		$8,588,743

Building Materials --- 0.05%
939	Lennox International Inc	40,443
7,881	Masco Corp	94,808
		$135,251

Chemicals --- 2.22%
4,812	Air Products & Chemicals Inc	459,931
1,563	Airgas Inc	109,473
2,052	Albemarle Corp	141,998
1,764	Ashland Inc	113,990
1,444	Cabot Corp	57,572
1,569	CF Industries Holdings Inc	222,280
1,142	Cytec Industries Inc	65,311
26,249	Dow Chemical Co	944,964
1,592	Eastman Chemical Co	162,495
5,268	Ecolab Inc	297,010
20,735	EI du Pont de Nemours & Co	1,120,727
1,605	FMC Corp	138,062
1,769	International Flavors & Fragrances Inc	113,641
1,088	Intrepid Potash Inc *	35,360
1,424	Lubrizol Corp	191,201
408	Minerals Technologies Inc	27,046
11,917	Monsanto Co	864,459
220	NewMarket Corp	37,556
1,792	Olin Corp	40,607
3,544	PPG Industries Inc	321,760
6,730	Praxair Inc	729,465
2,967	RPM International Inc	68,300
1,053	Scotts Miracle-Gro Co Class A	54,029
1,118	Sensient Technologies Corp	41,444
2,748	Sigma-Aldrich Corp	201,648
2,130	Valspar Corp	76,808
		$6,637,137

Communications - Equipment --- 1.93%
1,526	ADTRAN Inc	59,071
2,101	Ciena Corp *	38,616
122,973	Cisco Systems Inc	1,919,609
1,796	F5 Networks Inc *	198,009

2,831	Harris Corp	127,565
5,046	JDS Uniphase Corp *	84,066
11,823	Juniper Networks Inc *	372,425
6,521	Motorola Mobility Holdings Inc *	143,723
7,440	Motorola Solutions Inc *	342,538
1,110	Plantronics Inc	40,548
1,923	Polycom Inc *	123,649
37,264	Qualcomm Inc	2,116,223
3,472	Riverbed Technology Inc *	137,456
8,863	Tellabs Inc	40,858
		$5,744,356

Computer Hardware & Systems --- 3.94%
20,654	Apple Inc * ~	6,932,928
36,731	Dell Inc *	612,306
1,434	Diebold Inc	44,468
45,980	EMC Corp *	1,266,749
46,442	Hewlett-Packard Co	1,690,489
1,753	Lexmark International Inc Class A *	51,293
3,551	NCR Corp *	67,078
8,138	NetApp Inc *	429,524
2,499	QLogic Corp *	39,784
5,207	SanDisk Corp *	216,091
3,741	Teradata Corp *	225,208
5,076	Western Digital Corp *	184,665
		$11,760,583

Computer Software & Services --- 5.32%
687	ACI Worldwide Inc *	23,200
11,324	Adobe Systems Inc *	356,140
878	Advent Software Inc *	24,733
4,274	Akamai Technologies Inc *	134,503
1,991	ANSYS Inc *	108,848
2,234	AOL Inc *	44,367
5,098	Autodesk Inc *	196,783
4,033	BMC Software Inc *	220,605
8,637	CA Inc	197,269
6,188	Cadence Design Systems Inc *	65,345
4,144	Citrix Systems Inc *	331,520
5,039	Compuware Corp *	49,181
967	Concur Technologies Inc *	48,418
868	Digital River Inc *	27,915
25,361	eBay Inc *	818,399
7,424	Electronic Arts Inc *	175,206
1,025	Equinix Inc *	103,546
1,066	FactSet Research Systems Inc	109,073
837	Fair Isaac Corp	25,277
5,614	Google Inc Class A * ~	2,842,817
2,351	Informatica Corp *	137,369
6,011	Intuit Inc *	311,730
1,988	Jack Henry & Associates Inc	59,660
2,641	Mentor Graphics Corp *	33,831
1,873	MICROS Systems Inc *	93,107
165,739	Microsoft Corp ~	4,309,214
87,035	Oracle Corp ~	2,864,322
2,847	Parametric Technology Corp *	65,282
1,382	Quest Software Inc *	31,413
2,158	Rackspace Hosting Inc *	92,233
4,356	Red Hat Inc *	199,940

2,462	Rovi Corp *	141,220
2,644	Salesforce.com Inc *	393,903
1,602	Solera Holdings Inc	94,774
16,851	Symantec Corp *	332,302
3,405	Synopsys Inc *	87,543
3,693	TIBCO Software Inc *	107,171
1,747	ValueClick Inc *	29,000
3,897	VeriSign Inc	130,394
29,323	Yahoo! Inc *	441,018
		$15,858,571

Conglomerates --- 2.25%
15,828	3M Co	1,501,286
1,340	Carlisle Cos Inc	65,968
236,924	General Electric Co ~	4,468,386
6,111	Textron Inc	144,281
10,600	Tyco International Ltd	523,958
		$6,703,879

Containers --- 0.30%
1,573	AptarGroup Inc	82,331
3,797	Ball Corp	146,033
2,297	Bemis Co Inc	77,593
680	Greif Inc Class A	44,220
3,795	Owens-Illinois Inc *	97,949
2,284	Packaging Corp of America	63,929
1,531	Rock-Tenn Co Class A	101,566
3,492	Sealed Air Corp	83,075
1,048	Silgan Holdings Inc	42,936
2,354	Sonoco Products Co	83,661
2,332	Temple-Inland Inc	69,354
		$892,647

Cosmetics & Personal Care --- 0.28%
9,729	Avon Products Inc	272,412
2,522	Estee Lauder Cos Inc Class A	265,289
4,514	Mead Johnson Nutrition Co	304,921
		$842,622

Distributors --- 0.30%
6,566	Fastenal Co †	236,310
1,061	GATX Corp	39,384
3,557	Genuine Parts Co	193,501
3,241	LKQ Corp *	84,558
1,013	MSC Industrial Direct Co Inc Class A	67,172
1,301	United Rentals Inc *	33,046
681	Watsco Inc	46,301
1,326	WW Grainger Inc	203,740
		$904,012

Electric Companies --- 1.83%
10,761	American Electric Power Co Inc	405,474
1,375	Cleco Corp	47,919
2,800	DPL Inc	84,448
29,794	Duke Energy Corp	561,021
7,272	Edison International	281,790
3,995	Entergy Corp	272,779
14,841	Exelon Corp	635,788
9,252	FirstEnergy Corp	408,476

3,082	Great Plains Energy Inc	63,890
2,271	Hawaiian Electric Industries Inc	54,640
1,100	IDACORP Inc	43,450
9,435	NextEra Energy Inc	542,135
3,906	Northeast Utilities	137,374
2,384	NSTAR	109,616
5,479	NV Energy Inc	84,103
4,947	Pepco Holdings Inc	97,110
2,500	Pinnacle West Capital Corp	111,450
1,845	PNM Resources Inc	30,885
12,874	PPL Corp	358,283
6,558	Progress Energy Inc	314,850
18,768	Southern Co	757,852
2,422	Westar Energy Inc	65,176
		$5,468,509

Electronic Instruments & Equipment --- 1.30%
911	Acuity Brands Inc †	50,816
7,722	Agilent Technologies Inc *	394,671
3,513	AMETEK Inc	157,734
3,864	Amphenol Corp Class A	208,617
2,622	Arrow Electronics Inc *	108,813
3,501	Avnet Inc *	111,612
35,126	Corning Inc	637,537
16,746	Emerson Electric Co	941,963
1,182	First Solar Inc * †	156,343
3,687	FLIR Systems Inc	124,289
1,407	Hubbell Inc Class B	91,385
3,637	Ingram Micro Inc Class A *	65,975
894	Itron Inc *	43,055
1,947	National Instruments Corp	57,806
817	Regal-Beloit Corp	54,551
3,134	Rockwell Automation Inc	271,906
2,163	Roper Industries Inc	180,178
1,066	Tech Data Corp *	52,117
1,152	Thomas & Betts Corp *	62,035
3,959	Vishay Intertechnology Inc *	59,543
1,311	Woodward Inc	45,701
		$3,876,647

Electronics - Semiconductor --- 2.43%
12,961	Advanced Micro Devices Inc *	90,597
7,064	Altera Corp	327,416
6,782	Analog Devices Inc	265,447
29,169	Applied Materials Inc	379,489
9,966	Atmel Corp *	140,222
10,507	Broadcom Corp Class A	353,455
2,363	Cree Inc * †	79,373
3,848	Cypress Semiconductor Corp	81,347
2,769	Fairchild Semiconductor International Inc *	46,270
3,443	Integrated Device Technology Inc *	27,062
118,643	Intel Corp ~	2,629,129
1,644	International Rectifier Corp *	45,983
2,877	Intersil Holding Corp Class A	36,969
3,817	KLA-Tencor Corp	154,512
2,779	Lam Research Corp *	123,054
4,963	Linear Technology Corp	163,878
13,547	LSI Corp *	96,455
5,160	MEMC Electronic Materials Inc *	44,015

4,181	Microchip Technology Inc †	158,502
19,641	Micron Technology Inc *	146,915
5,471	National Semiconductor Corp	134,641
2,126	Novellus Systems Inc *	76,834
12,945	NVIDIA Corp *	206,279
6,226	RF Micro Devices Inc *	38,103
1,356	Semtech Corp *	37,073
1,065	Silicon Laboratories Inc *	43,942
4,010	Skyworks Solutions Inc *	92,150
4,091	Teradyne Inc *	60,547
26,024	Texas Instruments Inc	854,368
1,717	Varian Semiconductor Equipment Associates Inc *	105,492
5,731	Xilinx Inc	209,009
		$7,248,528

Engineering & Construction --- 0.34%
2,714	Aecom Technology Corp *	74,201
4,000	Fluor Corp	258,640
933	Granite Construction Inc	22,887
2,793	Jacobs Engineering Group Inc *	120,797
3,337	KBR Inc	125,772
996	Martin Marietta Materials Inc	79,650
4,649	Quanta Services Inc *	93,910
1,521	Shaw Group Inc *	45,949
1,760	URS Corp *	78,742
2,895	Vulcan Materials Co †	111,544
		$1,012,092

Financial Services --- 4.58%
1,164	Affiliated Managers Group Inc *	118,088
4,741	Apollo Investment Corp	48,406
226,335	Bank of America Corp ~	2,480,632
27,562	Bank of New York Mellon Corp	706,138
2,115	BlackRock Inc	405,678
65,224	Citigroup Inc ~	2,715,927
1,501	CME Group Inc	437,677
2,556	Eaton Vance Corp	77,268
2,023	Federated Investors Inc Class B †	48,228
3,207	Franklin Resources Inc	421,047
1,611	IntercontinentalExchange Inc *	200,908
10,265	Invesco Ltd	240,201
4,576	Janus Capital Group Inc	43,197
88,684	JPMorgan Chase & Co ~	3,630,723
3,473	Legg Mason Inc	113,775
4,493	Leucadia National Corp	153,211
4,488	Moody’s Corp	172,115
2,742	MSCI Inc Class A *	103,319
3,415	NASDAQ OMX Group Inc *	86,400
5,484	Northern Trust Corp	252,045
5,904	NYSE Euronext	202,330
3,214	SEI Investments Co	72,347
11,253	State Street Corp	507,398
5,792	T Rowe Price Group Inc	349,489
1,944	Waddell & Reed Financial Inc Class A	70,664
		$13,657,211

Food & Beverages --- 5.29%
1,236	BJ’s Wholesale Club Inc *	62,233
2,320	Brown-Forman Corp Class B	173,281

3,983	Campbell Soup Co †	137,613
51,073	Coca-Cola Co ~	3,436,702
7,455	Coca-Cola Enterprises Inc	217,537
9,109	ConAgra Foods Inc	235,103
3,786	Constellation Brands Inc Class A *	78,824
9,690	Costco Wholesale Corp	787,216
3,943	Dean Foods Co *	48,381
5,052	Dr Pepper Snapple Group Inc	211,830
2,451	Flowers Foods Inc	54,020
14,251	General Mills Inc	530,422
2,685	Green Mountain Coffee Roasters Inc *	239,663
1,546	Hansen Natural Corp *	125,149
3,435	Hershey Co	195,280
7,199	HJ Heinz Co	383,563
2,986	Hormel Foods Corp	89,013
2,687	JM Smucker Co	205,394
5,629	Kellogg Co	311,396
39,255	Kraft Foods Inc Class A	1,382,954
13,575	Kroger Co	336,660
405	Lancaster Colony Corp †	24,632
2,904	McCormick & Co Inc	143,951
3,475	Molson Coors Brewing Co Class B	155,471
35,306	PepsiCo Inc	2,486,602
1,256	Ralcorp Holdings Inc *	108,744
906	Ruddick Corp	39,447
8,192	Safeway Inc	191,447
13,047	Sara Lee Corp	247,762
3,691	Smithfield Foods Inc *	80,722
5,007	SUPERVALU Inc	47,116
13,043	Sysco Corp	406,681
491	Tootsie Roll Industries Inc	14,367
6,879	Tyson Foods Inc Class A	133,590
42,718	Wal-Mart Stores Inc	2,270,034
3,235	Whole Foods Market Inc	205,261
		$15,798,061

Gold, Metals & Mining --- 1.14%
2,760	AK Steel Holding Corp	43,498
23,777	Alcoa Inc	377,103
2,294	Allegheny Technologies Inc	145,600
1,022	Carpenter Technology Corp	58,949
3,221	Cliffs Natural Resources Inc	297,781
2,583	Commercial Metals Co	37,066
770	Compass Minerals International Inc	66,274
21,029	Freeport-McMoRan Copper & Gold Inc	1,112,434
11,059	Newmont Mining Corp	596,854
6,966	Nucor Corp	287,138
1,647	Reliance Steel & Aluminum Co	81,774
5,059	Steel Dynamics Inc	82,209
1,938	Titanium Metals Corp	35,504
3,239	United States Steel Corp †	149,124
1,192	Worthington Industries Inc	27,535
		$3,398,843

Health Care Related --- 2.42%
8,501	Aetna Inc	374,809
4,369	Allscripts Healthcare Solutions Inc *	84,846
6,112	AmerisourceBergen Corp	253,037
7,820	Cardinal Health Inc	355,184

1,130	Catalyst Health Solutions Inc *	63,077
3,148	Cerner Corp *	192,374
6,057	CIGNA Corp	311,511
2,164	Community Health Systems Inc *	55,571
3,346	Coventry Health Care Inc *	122,029
2,165	DaVita Inc *	187,511
11,852	Express Scripts Inc *	639,771
5,893	Health Management Associates Inc Class A *	63,527
2,060	Health Net Inc *	66,105
2,065	Henry Schein Inc *	147,833
3,719	Humana Inc	299,528
842	Kindred Healthcare Inc *	18,078
2,259	Laboratory Corp of America Holdings *	218,649
1,102	LifePoint Hospitals Inc *	43,066
2,116	Lincare Holdings Inc	61,935
5,695	McKesson Corp	476,387
9,068	Medco Health Solutions Inc *	512,523
1,048	MEDNAX Inc *	75,655
2,705	Omnicare Inc	86,262
1,474	Owens & Minor Inc	50,838
2,113	Patterson Cos Inc	69,497
3,466	Quest Diagnostics Inc	204,841
11,337	Tenet Healthcare Corp *	70,743
24,309	UnitedHealth Group Inc	1,253,858
2,179	Universal Health Services Inc Class B	112,284
2,121	VCA Antech Inc *	44,965
943	WellCare Health Plans Inc *	48,480
8,214	WellPoint Inc	647,017
		$7,211,791

Homebuilding --- 0.14%
6,627	DR Horton Inc	76,343
1,482	KB Home †	14,494
3,553	Lennar Corp Class A	64,487
726	MDC Holdings Inc †	17,889
134	NVR Inc *	97,214
7,860	Pulte Group Inc *	60,208
1,207	Ryland Group Inc	19,952
3,279	Toll Brothers Inc *	68,006
		$418,593

Hotels/Motels --- 0.32%
9,655	Carnival Corp	363,318
6,477	Marriott International Inc Class A	229,869
4,284	Starwood Hotels & Resorts Worldwide Inc	240,075
3,829	Wyndham Worldwide Corp	128,846
		$962,108

Household Goods --- 2.36%
769	American Greetings Corp Class A	18,487
3,224	Church & Dwight Co Inc	130,701
3,109	Clorox Co	209,671
10,970	Colgate-Palmolive Co	958,888
1,558	Energizer Holdings Inc *	112,737
3,416	Fortune Brands Inc	217,838
1,588	Harman International Industries Inc	72,365
8,792	Kimberly-Clark Corp	585,196
3,425	Leggett & Platt Inc	83,501
1,281	Mohawk Industries Inc *	76,847

6,512	Newell Rubbermaid Inc	102,759
62,357	Procter & Gamble Co ~	3,964,035
3,788	Stanley Black & Decker Inc	272,925
1,470	Tupperware Brands Corp	99,152
1,732	Whirlpool Corp	140,846
		$7,045,948

Independent Power Producer --- 0.17%
14,714	AES Corp *	187,456
4,553	Constellation Energy Group Inc	172,832
5,607	NRG Energy Inc *	137,820
		$498,108

Insurance Related --- 3.73%
7,400	ACE Ltd	487,068
10,537	Aflac Inc	491,867
11,708	Allstate Corp	357,445
1,823	American Financial Group Inc	65,063
9,807	American International Group Inc *	287,541
7,452	Aon Corp	382,288
2,507	Arthur J Gallagher & Co	71,550
1,526	Aspen Insurance Holdings Ltd	39,264
2,219	Assurant Inc	80,483
38,672	Berkshire Hathaway Inc Class B * ~	2,992,826
2,491	Brown & Brown Inc	63,919
6,532	Chubb Corp	408,968
3,534	Cincinnati Financial Corp	103,122
1,172	Everest Re Group Ltd	95,811
4,944	Fidelity National Financial Inc	77,819
2,615	First American Financial Corp	40,925
10,813	Genworth Financial Inc *	111,158
1,082	Hanover Insurance Group Inc	40,802
9,923	Hartford Financial Services Group Inc	261,669
2,684	HCC Insurance Holdings Inc	84,546
7,027	Lincoln National Corp	200,199
7,020	Loews Corp	295,472
12,168	Marsh & McLennan Cos Inc	379,520
805	Mercury General Corp	31,789
23,440	MetLife Inc	1,028,313
5,538	Old Republic International Corp	65,072
7,253	Principal Financial Group Inc	220,636
14,744	Progressive Corp	315,227
2,063	Protective Life Corp	47,717
10,902	Prudential Financial Inc	693,258
1,599	Reinsurance Group of America Inc	97,315
1,048	StanCorp Financial Group Inc	44,215
1,744	Torchmark Corp	111,860
1,466	Transatlantic Holdings Inc	71,849
9,374	Travelers Cos Inc	547,254
1,080	Unitrin Inc	32,044
6,983	Unum Group	177,927
2,665	WR Berkley Corp	86,453
7,007	XL Group PLC	154,014
		$11,144,268

Investment Bank/Brokerage Firm --- 1.09%
5,511	Ameriprise Financial Inc	317,874
22,075	Charles Schwab Corp	363,134
5,586	E*Trade Financial Corp *	77,087

11,576	Goldman Sachs Group Inc	1,540,650
535	Greenhill & Co Inc	28,794
3,033	Jefferies Group Inc	61,873
34,314	Morgan Stanley	789,565
2,246	Raymond James Financial Inc	72,209
		$3,251,186

Leisure & Entertainment --- 0.32%
922	Bally Technologies Inc *	37,507
3,034	Hasbro Inc	133,284
6,678	International Game Technology	117,399
779	International Speedway Corp Class A	22,131
994	Life Time Fitness Inc *	39,671
7,870	Mattel Inc	216,346
798	Polaris Industries Inc	88,714
1,815	Scientific Games Corp Class A *	18,767
1,417	WMS Industries Inc *	43,530
1,695	Wynn Resorts Ltd	243,300
		$960,649

Machinery --- 2.66%
2,182	AGCO Corp *	107,704
1,784	Bucyrus International Inc	163,521
14,389	Caterpillar Inc	1,531,853
1,119	Crane Co	55,290
4,432	Cummins Inc	458,668
12,123	Danaher Corp	642,398
9,346	Deere & Co	770,578
1,718	Donaldson Co Inc	104,248
4,161	Dover Corp	282,116
7,523	Eaton Corp	387,058
1,275	Flowserve Corp	140,110
1,162	Gardner Denver Inc	97,666
1,412	Graco Inc	71,532
1,789	Harsco Corp	58,321
1,866	IDEX Corp	85,556
11,178	Illinois Tool Works Inc	631,445
7,300	Ingersoll-Rand PLC	331,493
2,368	Joy Global	225,528
1,837	Kennametal Inc	77,540
1,884	Lincoln Electric Holdings Inc	67,541
1,516	Nordson Corp	83,153
2,034	Oshkosh Corp *	58,864
8,177	PACCAR Inc	417,763
2,623	Pall Corp	147,491
3,616	Parker Hannifin Corp	324,500
2,154	Pentair Inc	86,936
1,303	Snap-on Inc	81,411
1,149	SPX Corp	94,976
2,452	Terex Corp *	69,759
1,852	Timken Co	93,341
1,858	Trinity Industries Inc	64,807
500	Valmont Industries Inc	48,195
1,062	Wabtec Corp	69,795
		$7,931,157

Manufacturing --- 0.10%
4,575	Jabil Circuit Inc	92,415
3,258	Molex Inc †	83,959

2,799	Trimble Navigation Ltd *	110,952
		$287,326

Medical Products --- 2.09%
12,860	Baxter International Inc	767,613
4,893	Becton Dickinson & Co	421,630
34,464	Boston Scientific Corp *	238,146
4,867	CareFusion Corp *	132,236
1,073	Cooper Cos Inc	85,025
11,075	Covidien PLC	589,522
1,893	CR Bard Inc	207,965
3,223	DENTSPLY International Inc	122,732
2,525	Edwards Lifesciences Corp *	220,130
1,035	Gen-Probe Inc *	71,570
1,471	Hill-Rom Holdings Inc	67,725
5,847	Hologic Inc *	117,934
3,764	Hospira Inc *	213,268
1,279	IDEXX Laboratories Inc * †	99,199
1,567	Immucor Inc *	31,998
858	Intuitive Surgical Inc *	319,270
1,389	Kinetic Concepts Inc *	80,048
1,355	Masimo Corp	40,216
23,751	Medtronic Inc	915,126
3,323	ResMed Inc * †	102,847
7,195	St Jude Medical Inc	343,058
1,387	STERIS Corp	48,517
7,448	Stryker Corp	437,123
861	Teleflex Inc	52,573
1,335	Thoratec Corp *	43,815
2,720	Varian Medical Systems Inc *	190,455
4,290	Zimmer Holdings Inc *	271,128
		$6,230,869

Miscellaneous --- 0.15%
2,840	Cintas Corp	93,805
1,313	Copart Inc *	61,186
732	Corporate Executive Board Co	31,952
1,089	Dun & Bradstreet Corp	82,263
875	FTI Consulting Inc * †	33,197
4,540	Iron Mountain Inc	154,769
		$457,172

Office Equipment & Supplies --- 0.22%
2,384	Avery Dennison Corp	92,094
1,216	Herman Miller Inc	33,100
1,006	HNI Corp †	25,271
606	Mine Safety Appliances Co	22,628
4,561	Pitney Bowes Inc	104,857
31,266	Xerox Corp	325,479
1,244	Zebra Technologies Corp Class A *	52,459
		$655,888

Oil & Gas --- 12.02%
5,050	Alpha Natural Resources Inc *	229,472
11,018	Anadarko Petroleum Corp	845,742
8,504	Apache Corp	1,049,309
4,737	Arch Coal Inc	126,288
1,180	Atwood Oceanics Inc *	52,073
9,635	Baker Hughes Inc	699,116

1,045	Bill Barrett Corp *	48,436
2,337	Cabot Oil & Gas Corp	154,966
5,549	Cameron International Corp *	279,059
434	CARBO Ceramics Inc	70,720
14,552	Chesapeake Energy Corp	432,049
44,903	Chevron Corp ~	4,617,825
1,872	Cimarex Energy Co	168,330
1,017	Comstock Resources Inc *	29,279
31,593	ConocoPhillips	2,375,478
5,044	Consol Energy Inc	244,533
8,911	Denbury Resources Inc *	178,220
9,476	Devon Energy Corp	746,804
1,557	Diamond Offshore Drilling Inc †	109,628
1,810	Dresser-Rand Group Inc *	97,288
823	Dril-Quip Inc *	55,824
17,130	El Paso Corp	346,026
6,007	EOG Resources Inc	628,032
3,267	EQT Corp	171,583
1,456	Exterran Holdings Inc * †	28,873
110,079	Exxon Mobil Corp ~	8,958,229
5,440	FMC Technologies Inc *	243,658
2,618	Forest Oil Corp *	69,927
2,375	Frontier Oil Corp	76,736
20,288	Halliburton Co	1,034,688
2,385	Helix Energy Solutions Group Inc *	39,496
2,440	Helmerich & Payne Inc	161,333
6,734	Hess Corp	503,434
1,183	HollyFrontier Corp	82,100
15,768	Marathon Oil Corp	830,658
4,253	Murphy Oil Corp	279,252
6,496	Nabors Industries Ltd *	160,061
9,442	National-Oilwell Varco Inc	738,459
3,037	Newfield Exploration Co *	206,577
5,711	Noble Corp	225,071
3,883	Noble Energy Inc	348,033
1,208	Northern Oil and Gas Inc * †	26,757
18,082	Occidental Petroleum Corp	1,881,251
2,376	Oceaneering International Inc	96,228
1,162	Oil States International Inc *	92,855
671	Overseas Shipholding Group Inc †	18,077
1,750	Patriot Coal Corp * †	38,955
3,538	Patterson-UTI Energy Inc	111,836
5,975	Peabody Energy Corp	351,987
2,561	Pioneer Natural Resources Co	229,389
3,177	Plains Exploration & Production Co *	121,107
3,856	QEP Resources Inc	161,296
2,615	Quicksilver Resources Inc * †	38,597
3,521	Range Resources Corp	195,416
2,736	Rowan Cos Inc *	106,184
30,289	Schlumberger Ltd	2,616,970
1,471	SM Energy Co	108,089
2,901	Southern Union Co	116,475
7,679	Southwestern Energy Co *	329,276
14,513	Spectra Energy Corp	397,801
2,799	Sunoco Inc	116,746
1,835	Superior Energy Services Inc *	68,152
3,230	Tesoro Corp *	73,999
1,166	Tidewater Inc	62,742
871	Unit Corp *	53,070

12,717	Valero Energy Corp	325,174
12,963	Williams Cos Inc	392,131
		$35,873,225

Paper & Forest Products --- 0.26%
939	Domtar Corp	88,942
9,694	International Paper Co	289,075
2,560	Louisiana-Pacific Corp *	20,838
3,718	MeadWestvaco Corp	123,847
12,174	Weyerhaeuser Co	266,124
		$788,826

Personal Loans --- 0.75%
23,248	American Express Co	1,201,922
10,251	Capital One Financial Corp	529,669
12,023	Discover Financial Services	321,615
11,713	SLM Corp	196,896
		$2,250,102

Pharmaceuticals --- 5.19%
34,711	Abbott Laboratories	1,826,493
6,852	Allergan Inc	570,429
37,827	Bristol-Myers Squibb Co	1,095,470
22,621	Eli Lilly & Co	848,966
2,709	Endo Pharmaceuticals Holdings Inc *	108,821
6,462	Forest Laboratories Inc *	254,215
61,226	Johnson & Johnson ~	4,072,754
1,273	Medicis Pharmaceutical Corp Class A	48,590
68,943	Merck & Co Inc	2,432,998
9,881	Mylan Inc *	243,764
1,818	Perrigo Co	159,748
176,602	Pfizer Inc ~	3,638,001
2,794	Watson Pharmaceuticals Inc *	192,032
		$15,492,281

Photography/Imaging --- 0.01%
6,491	Eastman Kodak Co * †	23,238
		$23,238

Pollution Control --- 0.32%
556	Clean Harbors Inc *	57,407
6,938	Republic Services Inc	214,037
1,332	Rollins Inc	27,146
1,925	Stericycle Inc *	171,556
2,490	Waste Connections Inc	79,008
10,516	Waste Management Inc	391,931
		$941,085

Printing & Publishing --- 0.22%
1,092	Deluxe Corp	26,983
5,571	Gannett Co Inc	79,777
979	John Wiley & Sons Inc Class A	50,918
6,847	McGraw-Hill Cos Inc	286,958
808	Meredith Corp †	25,153
2,491	New York Times Co Class A * †	21,721
4,011	RR Donnelley & Sons Co	78,656
714	Scholastic Corp	18,992
128	Washington Post Co Class B †	53,626
		$642,784

Railroads --- 0.85%
24,915	CSX Corp	653,271
2,382	Kansas City Southern *	141,324
7,982	Norfolk Southern Corp	598,091
10,911	Union Pacific Corp	1,139,109
		$2,531,795

Real Estate --- 2.16%
1,372	Alexandria Real Estate Equities Inc REIT	106,220
2,603	Apartment Investment & Management Co Class A REIT	66,455
1,919	AvalonBay Communities Inc REIT	246,400
3,223	Boston Properties Inc REIT	342,154
1,631	BRE Properties Inc REIT	81,354
1,511	Camden Property Trust REIT	96,130
6,368	CB Richard Ellis Group Inc Class A *	159,900
1,425	Corporate Office Properties Trust REIT	44,332
2,477	Cousins Properties Inc REIT	21,154
5,754	Duke Realty Corp REIT	80,614
1,040	Equity One Inc REIT †	19,386
6,502	Equity Residential REIT	390,120
697	Essex Property Trust Inc REIT	94,297
1,357	Federal Realty Investment Trust REIT	115,589
9,048	HCP Inc REIT	331,971
3,948	Health Care Inc REIT	206,994
1,547	Highwoods Properties Inc REIT	51,252
2,801	Hospitality Properties Trust REIT	67,924
15,346	Host Hotels & Resorts Inc REIT	260,115
962	Jones Lang LaSalle Inc	90,717
9,149	Kimco Realty Corp REIT	170,537
2,675	Liberty Property Trust REIT	87,151
2,928	Macerich Co REIT	156,648
1,796	Mack-Cali Realty Corp REIT	59,160
2,877	Nationwide Health Properties Inc REIT	119,137
2,311	Omega Healthcare Investors Inc REIT	48,554
3,532	Plum Creek Timber Co Inc REIT	143,187
902	Potlatch Corp REIT	31,814
9,549	ProLogis Inc REIT	342,236
3,125	Public Storage REIT	356,281
1,789	Rayonier Inc REIT	116,911
2,683	Realty Income Corp REIT †	89,854
1,885	Regency Centers Corp REIT	82,883
3,133	Senior Housing Properties Trust REIT	73,343
6,591	Simon Property Group Inc REIT	766,072
1,771	SL Green Realty Corp REIT	146,763
1,289	Taubman Centers Inc REIT	76,309
4,013	UDR Inc REIT	98,519
3,587	Ventas Inc REIT	189,071
3,655	Vornado Realty Trust REIT	340,573
2,740	Weingarten Realty Investors REIT	68,938
		$6,437,019

Restaurants --- 1.28%
617	Bob Evans Farms Inc	21,576
2,054	Brinker International Inc	50,241
1,370	Cheesecake Factory Inc *	42,977
700	Chipotle Mexican Grill Inc *	215,733
3,060	Darden Restaurants Inc	152,266
23,209	McDonald’s Corp	1,956,983

721	Panera Bread Co Class A *	90,601
16,727	Starbucks Corp	660,549
8,075	Wendy’s/Arby’s Group Inc	40,940
10,479	Yum! Brands Inc	578,860
		$3,810,726

Retail --- 4.34%
906	99 Cents Only Stores *	18,337
1,553	Aaron’s Inc	43,888
1,986	Abercrombie & Fitch Co	132,903
1,792	Advance Auto Parts Inc	104,814
1,728	Aeropostale Inc *	30,240
7,976	Amazon.com Inc *	1,631,012
4,240	American Eagle Outfitters Inc	54,060
1,318	Ann Inc *	34,400
1,541	Ascena Retail Group Inc *	52,471
1,542	AutoNation Inc * †	56,453
567	AutoZone Inc *	167,180
1,035	Barnes & Noble Inc	17,160
5,622	Bed Bath & Beyond Inc *	328,156
7,290	Best Buy Co Inc †	228,979
1,683	Big Lots Inc *	55,791
4,997	CarMax Inc *	165,251
3,891	Chicos FAS Inc	59,260
1,368	Collective Brands Inc *	20,096
30,407	CVS Caremark Corp	1,142,695
2,098	Dick’s Sporting Goods Inc *	80,668
2,818	Dollar Tree Inc *	187,735
4,585	Expedia Inc	132,919
2,761	Family Dollar Stores Inc	145,118
3,419	Foot Locker Inc	81,235
3,027	GameStop Corp Class A * †	80,730
9,208	Gap Inc	166,665
1,528	Guess? Inc	64,268
35,617	Home Depot Inc	1,290,048
4,721	JC Penney Co Inc	163,063
6,293	Kohl’s Corp	314,713
5,652	Limited Brands Inc	217,319
29,167	Lowe’s Cos Inc	679,883
9,446	Macy’s Inc	276,201
978	Netflix Inc *	256,911
3,727	Nordstrom Inc	174,945
6,803	Office Depot Inc *	28,709
3,182	O’Reilly Automotive Inc *	208,453
2,590	PetSmart Inc	117,508
1,101	priceline.com Inc *	563,635
2,572	RadioShack Corp	34,233
1,494	Rent-A-Center Inc	45,657
2,687	Ross Stores Inc	215,282
3,307	Saks Inc * †	36,939
1,033	Sears Holdings Corp * †	73,798
1,976	Sherwin-Williams Co	165,727
16,050	Staples Inc	253,590
15,413	Target Corp	723,024
2,849	Tiffany & Co	223,704
8,638	TJX Cos Inc	453,754
1,623	Tractor Supply Co †	108,546
2,753	Urban Outfitters Inc * †	77,497
20,486	Walgreen Co	869,836

2,385	Williams-Sonoma Inc	87,029
		$12,942,488

Savings & Loans --- 0.17%
1,723	Astoria Financial Corp	22,037
6,779	First Niagara Financial Group Inc	89,483
12,193	Hudson City Bancorp Inc	99,861
9,555	New York Community Bancorp Inc	143,229
8,045	People’s United Financial Inc	108,125
2,469	Washington Federal Inc	40,566
		$503,301

Shoes --- 0.29%
841	Deckers Outdoor Corp *	74,126
8,494	NIKE Inc Class B	764,290
863	Timberland Co Class A *	37,083
		$875,499

Specialized Services --- 3.42%
1,919	Acxiom Corp *	25,158
1,172	Alliance Data Systems Corp *	110,250
2,712	Apollo Group Inc Class A *	118,460
11,130	Automatic Data Processing Inc	586,106
1,135	Brink’s Co	33,857
2,943	Broadridge Financial Solutions Inc	70,838
1,512	Career Education Corp * †	31,979
6,815	Cognizant Technology Solutions Corp Class A *	499,812
3,494	Computer Sciences Corp	132,632
2,782	Convergys Corp *	37,946
2,615	CoreLogic Inc *	43,697
2,640	Corrections Corp of America *	57,156
1,364	DeVry Inc	80,653
832	DST Systems Inc	43,930
2,654	Equifax Inc	92,147
5,842	Fidelity National Information Services Inc	179,875
3,250	Fiserv Inc *	203,548
1,765	Gartner Inc *	71,112
1,750	Global Payments Inc	89,250
6,836	H&R Block Inc	109,649
27,066	International Business Machines Corp ~	4,643,172
498	ITT Educational Services Inc * †	38,964
1,254	Korn/Ferry International *	27,575
2,033	Lender Processing Services Inc	42,510
1,805	Manpower Inc	96,838
589	ManTech International Corp Class A	26,163
2,107	Mastercard Inc Class A	634,923
652	Matthews International Corp Class A	26,178
3,135	Monster Worldwide Inc *	45,959
1,710	NeuStar Inc *	44,802
7,278	Paychex Inc	223,580
1,230	Regis Corp	18,844
3,263	Robert Half International Inc	88,199
6,474	SAIC Inc *	108,893
5,367	Service Corp International	62,687
1,487	Sotheby’s	64,685
903	SRA International Inc Class A *	27,921
264	Strayer Education Inc †	33,367
3,579	Total System Services Inc	66,498
1,052	Towers Watson & Co	69,127

10,759	Visa Inc Class A	906,553
14,266	Western Union Co	285,748
		$10,201,241

Telephone & Telecommunications --- 2.82%
8,802	American Tower Corp Class A *	460,609
132,276	AT&T Inc ~	4,154,789
13,351	CenturyTel Inc	539,781
21,778	Frontier Communications Corp †	175,749
6,146	MetroPCS Communications Inc *	105,773
66,083	Sprint Nextel Corp *	356,187
2,113	Telephone & Data Systems Inc	65,672
3,561	tw telecom inc *	73,107
63,194	Verizon Communications Inc	2,352,713
11,016	Windstream Corp	142,767
		$8,427,147

Textiles --- 0.41%
6,542	Coach Inc	418,230
1,129	Fossil Inc *	132,906
2,091	Hanesbrands Inc *	59,698
1,494	Phillips-Van Heusen Corp	97,812
1,454	Polo Ralph Lauren Corp	192,815
745	Under Armour Inc Class A * †	57,596
1,925	VF Corp	208,978
983	Warnaco Group Inc *	51,362
		$1,219,397

Tobacco --- 1.52%
46,504	Altria Group Inc	1,228,171
3,215	Lorillard Inc	350,017
39,747	Philip Morris International Inc ~	2,653,907
7,458	Reynolds American Inc	276,319
528	Universal Corp	19,890
		$4,528,304

Transportation --- 0.13%
924	Alexander & Baldwin Inc	44,500
1,299	Con-way Inc	50,414
1,881	JB Hunt Transport Services Inc	88,576
1,183	Kirby Corp *	67,041
1,076	Landstar System Inc	50,013
1,146	Ryder System Inc	65,150
869	Werner Enterprises Inc	21,768
		$387,462

Utilities --- 1.55%
1,815	AGL Resources Inc †	73,889
2,437	Alliant Energy Corp	99,088
5,333	Ameren Corp	153,804
2,089	Atmos Energy Corp	69,459
873	Black Hills Corp	26,269
9,313	CenterPoint Energy Inc	180,207
5,445	CMS Energy Corp	107,212
6,527	Consolidated Edison Inc	347,497
13,025	Dominion Resources Inc	628,717
3,767	DTE Energy Co	188,425
1,581	Energen Corp	89,326
1,681	Integrys Energy Group Inc	87,143

4,077	MDU Resources Group Inc	91,732
1,819	National Fuel Gas Co	132,423
962	Nicor Inc	52,660
6,312	NiSource Inc	127,818
2,151	OGE Energy Corp	108,238
2,343	Oneok Inc	173,405
8,867	PG&E Corp	372,680
11,320	Public Service Enterprise Group Inc	369,485
3,898	Questar Corp	69,034
2,463	SCANA Corp	96,968
5,370	Sempra Energy	283,966
4,710	TECO Energy Inc	88,972
2,526	UGI Corp	80,554
1,715	Vectren Corp	47,780
1,151	WGL Holdings Inc	44,302
5,116	Wisconsin Energy Corp	160,387
10,839	Xcel Energy Inc	263,388
		$4,614,828

Water --- 0.02%
3,075	Aqua America Inc	67,588
		$67,588

TOTAL COMMON STOCK --- 98.94% (Cost $234,492,837)		$295,181,134

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

300,000	United States of America	299,969
	0.05% September 22, 2011

TOTAL SHORT-TERM INVESTMENTS --- 0.10% (Cost $299,969)		$299,969

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

90,209	Undivided interest of 0.32% in a repurchase agreement (Principal Amount/Value $28,419,706 with a maturity value of $28,419,730) with HSBC Securities (USA) Inc, 0.03%, dated 6/30/11, to be repurchased at $90,209 on 7/1/11, collateralized by Fannie Mae, 3.00% - 11.50%, 1/1/13 - 9/1/48, with a value of $28,988,207.	90,209

999,936	Undivided interest of 2.46% in a repurchase agreement (Principal Amount/Value $40,651,907 with a maturity value of $40,651,975) with RBC Capital Markets Corp, 0.06%, dated 6/30/11, to be repurchased at $999,936 on 7/1/11, collateralized by Fannie Mae, 4.00% - 6.00%, 4/1/21 - 1/1/41, with a value of $41,464,945.	999,936

999,937	Undivided interest of 25.06% in a repurchase agreement (Principal Amount/Value $3,990,669 with a maturity value of $3,990,677) with BNP Paribas Securities Corp, 0.07%, dated 6/30/11, to be repurchased at $999,937 on 7/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.50%, 8/10/11 - 1/1/48, with a value of $4,070,582.	999,937

999,937	Undivided interest of 3.45% in a repurchase agreement (Principal Amount/Value $29,000,000 with a maturity value of $29,000,024) with Goldman Sachs & Co, 0.03%, dated 6/30/11, to be repurchased at $999,937 on 7/1/11, collateralized by Fannie Mae, 4.89% - 5.00%, 4/1/12 - 12/1/36, with a value of $29,580,000.	999,937

TOTAL SECURITIES LENDING COLLATERAL --- 1.04% (Cost $3,090,019)		$3,090,019

TOTAL INVESTMENTS --- 100.08% (Cost $237,882,825)		$298,571,122

OTHER ASSETS & LIABILITIES --- (0.08%)		$(237,251)

TOTAL NET ASSETS --- 100%		$298,333,871

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2011.
~	Security pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding futures contracts.
REIT	Real Estate Investment Trust

At June 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	46	$3,025,650	September 2011	$90,637
S&P Mid 400 Emini Long Futures	3	197,460	September 2011	9,660

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim Stock Index Portfolio

ASSETS:
Investments in securities, market value (including $3,013,711 of securities on loan)(a)	$298,571,122
Cash	2,727,827
Dividends receivable	363,064
Subscriptions receivable	62,246
Receivable for investments sold	22,343
Variation margin on futures contracts	27,833

Total Assets	301,774,435

LIABILITIES:
Payable to investment adviser	144,179
Payable upon return of securities loaned	3,090,019
Redemptions payable	124,292
Payable for investments purchased	82,074

Total Liabilities	3,440,564

NET ASSETS	$298,333,871

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,543,553
Paid-in capital in excess of par	246,091,781
Net unrealized appreciation on investments and future contracts	60,788,594
Undistributed net investment income	278,933
Accumulated net realized (loss) on investments and future contracts	(10,368,990)

TOTAL NET ASSETS	$298,333,871

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	15,435,526

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$19.33

(a) Cost of investments in securities	$237,882,825

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim Stock Index Portfolio

INVESTMENT INCOME:
Interest	$764
Income from securities lending	12,688
Dividends	2,858,101

Total Income	2,871,553

EXPENSES:
Management fees	908,531

Total Expenses	908,531

NET INVESTMENT INCOME	1,963,022

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,528,620
Net realized gain on futures contracts	2,539
Change in net unrealized appreciation on investments	13,134,826
Change in net unrealized appreciation on futures contracts	1,459

Net Realized and Unrealized Gain on Investments and Future Contracts	15,667,444

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,630,466

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Stock Index Portfolio

OPERATIONS:
Net investment income	$1,963,022	$4,089,664
Net realized gain on investments	2,528,620	2,488,762
Net realized gain on futures contracts	2,539	113,703
Change in net unrealized appreciation on investments	13,134,826	34,412,888
Change in net unrealized appreciation on futures contracts	1,459	51,132

Net Increase in Net Assets Resulting from Operations	17,630,466	41,156,149

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,684,089)	(4,065,471)

Total Distributions	(1,684,089)	(4,065,471)

CAPITAL SHARE TRANSACTIONS:
Shares sold	18,429,457	29,168,167
Shares issued in reinvestment of distributions	1,684,089	4,065,471
Shares redeemed	(37,439,733)	(63,020,324)

Net Decrease in Net Assets Resulting from Share Transactions	(17,326,187)	(29,786,686)

Total Increase (Decrease) in Net Assets	(1,379,810)	7,303,992

NET ASSETS:
Beginning of period	299,713,681	292,409,689

End of period (a)	$298,333,871	$299,713,681

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	965,314	1,717,721
Shares issued in reinvestment of distributions	90,689	238,575
Shares redeemed	(1,957,452)	(3,753,651)

Net Decrease	(901,449)	(1,797,355)

(a) Including undistributed net investment income:	$278,933	$0

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Stock Index Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$18.35		$16.12	$12.93	$21.71	$22.49	$21.27

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.25	0.24	0.31	0.31	0.30
Net realized and unrealized gain (loss)	0.96		2.23	3.19	(8.32)	0.84	2.79

Total Income (Loss) From Investment Operations	1.09		2.48	3.43	(8.01)	1.15	3.09

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.25)	(0.24)	(0.31)	(0.31)	(0.30)
From net realized gains	–		–	–	(0.46)	(1.62)	(1.57)

Total Distributions	(0.11)		(0.25)	(0.24)	(0.77)	(1.93)	(1.87)

NET ASSET VALUE, END OF PERIOD	$19.33		$18.35	$16.12	$12.93	$21.71	$22.49

TOTAL RETURN(a)	5.95%	(b)	15.48%	26.76%	(37.26%)	5.14%	14.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$298,334		$299,714	$292,410	$255,348	$464,318	$502,295
Ratio of expenses to average net assets	0.60%	(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.30%	(c)	1.44%	1.76%	1.69%	1.33%	1.31%
Portfolio turnover rate	4%	(b)	5%	13%	7%	8%	8%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio was capitalized on July 29, 2011.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		292,307,585		-		-		292,307,585
Foreign Common Stock		2,873,549		-		-		2,873,549
Derivative Investments:
Futures Contracts Variation Margin		27,833		-		-		27,833
Short-term Investments and Securities Lending Collateral		-		3,389,988		-		3,389,988

Total		$295,208,967		$3,389,988		$0		$298,598,955

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $12,603,863 and $28,685,933, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $251,234,782. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $92,699,553 and gross depreciation of securities in which there was an excess of tax cost over value of $45,363,213 resulting in net appreciation of $47,336,340.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2011 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Future Contracts	Variation margin on futures contracts	$27,833

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Futures Contracts	Net realized gain on futures contracts	$2,539	Change in net unrealized appreciation on futures contracts	$1,459

The number of futures contracts held at June 30, 2011 is representative of futures contracts activity during the period ended June 30, 2011.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the securities purchased with cash collateral are included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The securities are also included in the Schedule of Investments. As of June 30, 2011 the Portfolio had securities on loan valued at $3,013,711 and received collateral of $3,090,019 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim

Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)            (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011